Related Party Transactions (Details) - Schedule of transactions with related parties - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Sales to related parties	$ 1,564,748	$ 1,163,752	$ 4,069,242
Purchase from related parties	3,345	2,005	427
Beijing Huatu [Member]
Related Party Transaction [Line Items]
Sales to related parties	1,485,054	1,163,752	2,110,589
Shanghai Saimeite [Member]
Related Party Transaction [Line Items]
Sales to related parties	79,694
Beijing Xiaodu [Member]
Related Party Transaction [Line Items]
Sales to related parties			1,622,267
Nanjing Shilian [Member]
Related Party Transaction [Line Items]
Sales to related parties			336,386
Jinan Zhongshi Huiyun [Member]
Related Party Transaction [Line Items]
Purchase from related parties	3,345
Beijing Deran [Member]
Related Party Transaction [Line Items]
Purchase from related parties		2,005
Wuhan BaiJiaShiLian [Member]
Related Party Transaction [Line Items]
Purchase from related parties			$ 427